Long-Term Debt, net - Schedule of Debt (Details) - USD ($)	Jun. 30, 2026	Mar. 02, 2026	Dec. 31, 2025
Long-Term Debt, net
Long-term debt		$ 262,800,000
Total long-term debt	$ 1,232,725,000		$ 1,177,782,000
Less: Deferred finance costs (long-term portion)	(19,016,000)		(17,032,000)
Less: Unamortized debt discount	(2,989,000)		(3,226,000)
Less: Current portion, gross of deferred finance costs	(26,629,000)		(285,448,000)
Total long-term debt net of current portion and long term portion of deferred finance costs	1,184,091,000		872,076,000
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Long-term debt	0		335,210,000
JOLCO Facilities
Long-Term Debt, net
Long-term debt	732,725,000		79,806,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt	$ 500,000,000		$ 762,766,000